Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net earnings	$ 190,747	$ 187,774
Foreign currency translation gain (loss)	3,909	(8,059)
Comprehensive earnings	194,656	179,715
Less: Comprehensive earnings attributable to non-controlling interest	45,700	53,399
Comprehensive earnings attributable to Company	$ 148,956	$ 126,316